Business Combination - Additional Information (Details) ¥ in Thousands, $ in Thousands							12 Months Ended
	May 01, 2021 CNY (¥)	Mar. 01, 2021 CNY (¥)	Sep. 01, 2020 CNY (¥)	Jul. 01, 2020 CNY (¥)	Apr. 22, 2020 CNY (¥)	Feb. 07, 2018 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2021 USD ($)
Business Acquisition [Line Items]
Goodwill									¥ 36,967	¥ 35,163	$ 5,860
Net loss for the year							¥ (118,732)	$ (18,822)	(27,886)	(109,569)
Huashi Dongfang
Business Acquisition [Line Items]
Date of acquisition agreement					Apr. 22, 2020	Feb. 07, 2018
Percentage of equity interest attributed to the Group					19.97%	50.00%
Equity interest payment of cash consideration					¥ 1,330	¥ 1,300
Goodwill						1,804
Non-controlling interests acquired						¥ 1,174
Huashi Dongfang | Equity Method Investments
Business Acquisition [Line Items]
Investment income (loss)									(5)	¥ (25)
Jiahe
Business Acquisition [Line Items]
Date of acquisition agreement			Sep. 01, 2020
Percentage of equity interest attributed to the Group			80.00%
Equity interest payment of cash consideration			¥ 800
Intangible assets acquired			302
Non-controlling interests acquired			¥ 200
Huashi Dongfang and Jiahe
Business Acquisition [Line Items]
Revenue									213
Net loss for the year									¥ 258
Bridge Club
Business Acquisition [Line Items]
Date of acquisition agreement		Mar. 01, 2021		Jul. 01, 2020
Percentage of equity interest attributed to the Group		30.00%		40.00%
Equity interest payment of cash consideration		¥ 600		¥ 200
Goodwill				589
Non-controlling interests acquired				¥ 11
Four Seasons Online Education (Cayman) Inc. ("FSOL")
Business Acquisition [Line Items]
Date of acquisition agreement	May 01, 2021
Equity interest payment of cash consideration	¥ 0
Goodwill	4,751
Fair value of net liabilities acquired	¥ 4,751